PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses Accounts And Other Receivables
Prepaid Expenses, Accounts and other receivables
Category	December 31, 2020	December 31, 2019
Current
GST and HST receivables	$593	$231
Investment sale proceeds receivable (Note 7)	1,715	-
Other receivables	38	72
Prepaid expenses	354	349
Total prepaids expenses, current accounts and other receivables	$2,700	$652

Non-current
Mexican VAT receivable	-	103

Total prepaid expenses, accounts and other receivables	$2,700	$755